Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other payables [line items]
Trade payables	£ 4,357	£ 4,144
Wages and salaries	1,367	1,470
Social security	159	164
ViiV Healthcare put option	960	1,011
Other payables	409	515
Deferred income	361	158
Customer return and rebate accruals	5,775	5,108
Other accruals	2,452	2,369
Total trade and other payables	£ 15,840	£ 14,939